UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/12

Item 1. Schedule of Investments

GE S&S Income Fund

Schedule of Investments (dollars in thousands)—September 30, 2012 (Unaudited)

Bonds and Notes—86.3% †		Principal Amount	Fair Value
U.S. Treasuries—25.9%
U.S. Treasury Bonds
3.00%	05/15/42	$194,098	$201,254	(f)
3.13%	02/15/42	33,115	35,226	(f)
U.S. Treasury Notes
0.24%	07/31/14	160,523	160,191	(c)
0.52%	01/31/17	2,945	2,990	(c)
0.59%	06/30/17	99,558	100,312	(c)
0.60%	07/31/17	161,732	160,936	(c)
0.61%	08/31/17	962	963	(c)
1.63%	08/15/22	83,566	83,475
1.75%	05/15/22	10,340	10,486	(f)
2.75%	08/15/42	11,322	11,135
			766,968
Agency Mortgage Backed—29.8%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	16,223	17,019
4.50%	06/01/33 - 02/01/35	401	432	(f)
5.00%	07/01/35 - 06/01/41	16,336	18,259	(f)
5.50%	05/01/20 - 04/01/39	7,679	8,556	(f)
6.00%	04/01/17 - 11/01/37	12,535	13,993	(f)
6.50%	07/01/29	41	49	(f)
7.00%	10/01/16 - 08/01/36	1,535	1,798	(f)
7.50%	01/01/28 - 09/01/33	157	183	(f)
8.00%	11/01/30	10	12	(f)
8.50%	04/01/30 - 05/01/30	25	32	(f)
9.00%	05/01/16 - 11/01/16	71	78	(f)
Federal National Mortgage Assoc.
2.72%	04/01/37	21	22	(g)
4.00%	05/01/19 - 05/01/42	105,474	114,558	(f)
4.50%	05/01/18 - 04/01/41	128,871	139,835	(f)
5.00%	07/01/20 - 06/01/41	32,863	36,990	(f)
5.50%	01/01/14 - 01/01/39	55,943	61,782	(f)
6.00%	02/01/14 - 08/01/35	18,812	21,207	(f)
6.50%	01/01/14 - 08/01/36	3,233	3,661	(f)
7.00%	08/01/13 - 02/01/34	331	370	(f)
7.50%	08/01/13 - 03/01/34	1,554	1,853	(f)
8.00%	11/01/14 - 11/01/33	812	981	(f)
8.50%	04/01/30 - 05/01/31	125	158	(f)
9.00%	08/01/14 - 12/01/22	424	485	(f)
3.00%	TBA	44,015	46,463	(b)
3.50%	TBA	74,015	79,293	(b)
4.00%	TBA	6,455	6,954	(b)
4.50%	TBA	17,920	19,396	(b)
5.00%	TBA	30,277	32,986	(b)
6.00%	TBA	75,845	83,737	(b)
6.50%	TBA	6,768	7,608	(b)

Government National Mortgage Assoc.
1.63%	11/20/21 - 10/20/25	31	33	(f,g)
1.75%	05/20/21 - 04/20/24	7	7	(f,g)
4.50%	08/15/33 - 03/20/41	26,802	29,667	(f)
5.00%	08/15/33	994	1,096	(f)
6.00%	04/15/27 - 09/15/36	2,742	3,143	(f)
6.50%	04/15/19 - 09/15/36	3,653	4,290	(f)
7.00%	03/15/26 - 10/15/36	1,397	1,656	(f)
7.50%	11/15/22 - 10/15/33	569	654	(f)
8.00%	11/15/29 - 06/15/30	6	7	(f)
8.50%	10/15/17	223	241	(f)
9.00%	11/15/16 - 12/15/21	710	784	(f)
3.50%	TBA	66,000	72,187	(b)
4.00%	TBA	43,345	47,747	(b)
5.50%	TBA	1,900	2,114	(b)
			882,376
Agency Collateralized Mortgage Obligations—0.5%
Collateralized Mortgage Obligation Trust
0.73%	11/01/18	99	95	(c)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	12,726	103	(e,f,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	19,360	1,658	(e,k)
4.50%	02/15/18 - 03/15/18	1,134	64	(e,f,k)
5.00%	05/15/17 - 02/15/38	2,214	138	(e,f,k)
5.50%	06/15/33	1,295	165	(e,f,k)
6.38%	08/15/25	7,957	1,128	(e,g)
7.50%	07/15/27	35	8	(e,f,k)
8.00%	04/15/20	67	73	(f)
Federal Home Loan Mortgage Corp. STRIPS
3.72%	08/01/27	24	21	(c)
8.00%	02/01/23 - 07/01/24	89	20	(e,f,k)
Federal National Mortgage Assoc. REMIC
1.21%	12/25/42	1,957	57	(e,f,g)
2.38%	12/25/22	91	85	(c)
3.50%	05/25/27	7,320	963	(e,k)
4.50%	05/25/18	39	—	**(e,f,k)
5.00%	08/25/17 - 09/25/40	13,837	1,617	(e,f,k)
5.78%	07/25/38	3,684	450	(e,g)
7.28%	05/25/18	493	57	(e,f,g)
8.00%	05/25/22	—	3	(e,f,k)
Federal National Mortgage Assoc. STRIPS
0.93%	12/01/34	1,489	1,450	(c)
4.50%	08/01/35 - 01/01/36	4,118	461	(e,f,k)
5.00%	03/25/38 - 05/25/38	2,475	321	(e,k)
5.50%	12/01/33	489	61	(e,f,k)
6.00%	01/01/35	1,610	255	(e,f,k)
7.50%	11/01/23	395	86	(e,f,k)
8.00%	08/01/23 - 07/01/24	185	41	(e,f,k)
8.50%	03/01/17 - 07/25/22	256	42	(e,f,k)
9.00%	05/25/22	93	19	(e,f,k)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	20,260	2,281	(e,k)
5.00%	12/20/35 - 09/20/38	18,073	1,889	(e,k)
			13,611

Asset Backed—0.2%
Capital One Multi-Asset Execution Trust
0.86%	01/15/19	1,000	987	(c)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	1,979	1,857
Countrywide Asset-Backed Certificates
2.91%	05/25/36	611	591	(c)
Hertz Vehicle Financing LLC
2.60%	02/25/15	2,000	2,042	(a,f)
Irwin Home Equity Corp.
43.54%	02/25/36	312	154	(c)
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	2,525	1,604
			7,235
Corporate Notes—25.1%
ABB Finance USA Inc.
1.63%	05/08/17	2,933	2,980	(f)
2.88%	05/08/22	2,621	2,710
AES Panama S.A.
6.35%	12/21/16	1,632	1,783	(a,f)
Agilent Technologies Inc.
3.20%	10/01/22	2,050	2,069
5.50%	09/14/15	2,995	3,361	(f)
Allergan Inc.
3.38%	09/15/20	1,882	2,037
Altria Group Inc.
4.25%	08/09/42	2,186	2,173
America Movil SAB de C.V.
2.38%	09/08/16	8,368	8,708
American Axle & Manufacturing Inc.
7.88%	03/01/17	2,729	2,845
American Express Credit Corp.
1.75%	06/12/15	2,013	2,059
Amgen Inc.
5.38%	05/15/43	2,446	2,835	(f)
5.65%	06/15/42	1,714	2,046	(f)
Amsted Industries Inc.
8.13%	03/15/18	1,721	1,859	(a,f)
Anadarko Petroleum Corp.
5.95%	09/15/16	2,531	2,933	(f)
6.20%	03/15/40	2,482	3,041
Anglo American Capital PLC
2.63%	09/27/17	4,381	4,396	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	4,347	4,409
3.63%	04/15/15	4,321	4,640	(f)
5.38%	11/15/14	3,660	4,026	(f)
Archer-Daniels-Midland Co.
5.77%	03/01/41	1,720	2,227
Arizona Public Service Co.
6.25%	08/01/16	2,339	2,752	(f)
AstraZeneca PLC
1.95%	09/18/19	2,929	2,980
4.00%	09/18/42	2,929	2,998
AT&T Inc.
0.51%	02/13/15	4,888	4,930	(c)
1.60%	02/15/17	3,044	3,123	(f)
2.95%	05/15/16	2,353	2,528	(f)
5.55%	08/15/41	2,133	2,655	(f)
6.40%	05/15/38	3,055	4,036	(f)

AvalonBay Communities Inc. (REIT)
2.95%	09/15/22	2,490	2,482
Banco del Estado de Chile
3.88%	02/08/22	500	530	(a)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	700	717	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	150	162	(a,g)
Bank of America Corp.
5.70%	01/24/22	5,965	7,006
5.75%	12/01/17	4,485	5,160
Barclays Bank PLC
2.25%	05/10/17	7,659	7,893	(a)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	3,061	3,132
3.00%	05/15/22	3,510	3,639
BG Energy Capital PLC
2.88%	10/15/16	1,538	1,632	(a,f)
4.00%	10/15/21	1,386	1,533	(a,f)
Bombardier Inc.
7.75%	03/15/20	2,094	2,403	(a,f)
Boston Properties LP (REIT)
3.85%	02/01/23	3,059	3,222
BP Capital Markets PLC
1.85%	05/05/17	2,143	2,189
2.25%	11/01/16	4,531	4,743
Calpine Corp.
7.25%	10/15/17	3,507	3,744	(a,f)
Cameron International Corp.
3.60%	04/30/22	1,530	1,574
Campbell Soup Co.
2.50%	08/02/22	1,450	1,449
3.80%	08/02/42	957	949
Cardinal Health Inc.
1.90%	06/15/17	3,586	3,649
Cargill Inc.
5.20%	01/22/13	5,139	5,215	(a,f)
6.00%	11/27/17	1,749	2,118	(a,f)
Carolina Power & Light Co.
2.80%	05/15/22	1,524	1,586
Case New Holland Inc.
7.88%	12/01/17	1,598	1,874
Caterpillar Inc.
1.50%	06/26/17	3,498	3,572
CCO Holdings LLC
8.13%	04/30/20	2,729	3,084
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	2,975	(a,f)
CenturyLink Inc.
5.80%	03/15/22	716	779
7.65%	03/15/42	1,028	1,095
Cigna Corp.
2.75%	11/15/16	2,913	3,072
5.38%	02/15/42	2,136	2,393
Cincinnati Bell Inc.
8.25%	10/15/17	2,807	2,996	(f)

Citigroup Inc.
4.45%	01/10/17	4,217	4,632
5.00%	09/15/14	5,373	5,667	(f)
5.88%	01/30/42	1,853	2,232	(f)
6.13%	08/25/36	1,520	1,650
CityCenter Holdings LLC
7.63%	01/15/16	1,595	1,703
CNA Financial Corp.
5.88%	08/15/20	2,898	3,383
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	600	661	(a)
Columbus International Inc.
11.50%	11/20/14	600	666	(a)
Comision Federal de Electricidad
4.88%	05/26/21	600	671	(a)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	2,424	3,005
6.65%	04/01/19	3,033	3,923	(f)
Corning Inc.
4.75%	03/15/42	1,431	1,546
Corp Andina de Fomento
4.38%	06/15/22	2,931	3,179
Corp Nacional del Cobre de Chile
4.25%	07/17/42	1,432	1,416	(a)
5.63%	09/21/35	554	664	(a,f)
COSL Finance BVI Ltd.
3.25%	09/06/22	1,919	1,905	(a)
Covidien International Finance S.A.
1.35%	05/29/15	2,294	2,324
Credit Suisse AG
2.60%	05/27/16	2,981	3,144	(a)
Crown Castle Towers LLC
4.88%	08/15/40	2,701	3,039	(a)
6.11%	01/15/40	1,361	1,639	(a,f)
CSX Corp.
4.25%	06/01/21	2,934	3,296
CVS Caremark Corp.
3.25%	05/18/15	1,513	1,609	(f)
DaVita Inc.
5.75%	08/15/22	1,087	1,130
6.38%	11/01/18	2,660	2,840	(f)
DDR Corp. (REIT)
4.63%	07/15/22	2,041	2,219
Deere & Co.
3.90%	06/09/42	2,758	2,853
Denbury Resources Inc.
6.38%	08/15/21	2,251	2,442	(f)
8.25%	02/15/20	1,663	1,875	(f)
DENTSPLY International Inc.
2.75%	08/15/16	2,698	2,782	(f)
4.13%	08/15/21	3,003	3,156
Development Bank of Kazakhstan JSC
5.50%	12/20/15	800	868	(a)
Devon Energy Corp.
1.88%	05/15/17	3,061	3,120
Diageo Capital PLC
1.50%	05/11/17	4,082	4,153
Diageo Investment Corp.
2.88%	05/11/22	4,305	4,488
4.25%	05/11/42	1,224	1,331

DIRECTV Holdings LLC
2.40%	03/15/17	1,431	1,469	(f)
4.75%	10/01/14	2,820	3,024	(f)
5.15%	03/15/42	4,395	4,471
Dominion Resources Inc.
1.95%	08/15/16	2,101	2,171
4.90%	08/01/41	1,192	1,380
DPL Inc.
7.25%	10/15/21	2,415	2,753	(a)
DR Horton Inc.
4.38%	09/15/22	2,729	2,712
Duke Energy Corp.
1.63%	08/15/17	2,920	2,929
3.05%	08/15/22	7,317	7,387
Duke Realty LP (REIT)
6.50%	01/15/18	2,999	3,482
Eastman Chemical Co.
2.40%	06/01/17	7,470	7,802	(f)
eBay Inc.
1.35%	07/15/17	2,028	2,052
2.60%	07/15/22	1,449	1,459
4.00%	07/15/42	1,738	1,692
Ecopetrol S.A.
7.63%	07/23/19	1,108	1,418
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	534	587	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	350	375	(a)
Energy Transfer Equity LP
7.50%	10/15/20	1,990	2,259	(f)
Energy Transfer Partners LP
6.50%	02/01/42	728	840	(f)
6.70%	07/01/18	2,082	2,472	(f)
Enterprise Products Operating LLC
1.25%	08/13/15	2,915	2,944
4.45%	02/15/43	1,458	1,442
EOG Resources Inc.
2.63%	03/15/23	1,465	1,481
European Investment Bank
0.49%	12/15/14	4,510	4,548	(c)
4.88%	01/17/17	6,925	8,086	(f)
Exelon Corp.
4.90%	06/15/15	3,716	4,085	(f)
Export Credit Bank of Turkey
5.38%	11/04/16	800	858	(a)
Express Scripts Holding Co.
2.65%	02/15/17	6,978	7,312	(a)
3.13%	05/15/16	4,564	4,867	(f)
3.90%	02/15/22	1,521	1,657	(a)
4.75%	11/15/21	1,522	1,761	(a)
6.13%	11/15/41	1,429	1,855	(a)
Florida Power & Light Co.
4.13%	02/01/42	2,732	2,972
Ford Motor Credit Company LLC
3.00%	06/12/17	3,064	3,119
4.25%	09/20/22	1,656	1,697
Forest Oil Corp.
7.25%	06/15/19	2,660	2,640	(f)

Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,481	2,655	(a)
Frontier Communications Corp.
7.13%	03/15/19	2,617	2,787	(f)
Gazprom Neft OAO Via GPN Capital S.A.
4.38%	09/19/22	1,318	1,311	(a)
Georgia Power Co.
4.30%	03/15/42	1,531	1,633
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	720	778	(a,h)
Goldman Sachs Capital I
6.35%	02/15/34	2,283	2,294
Great Plains Energy Inc.
4.85%	06/01/21	2,966	3,289
Hanesbrands Inc.
6.38%	12/15/20	2,526	2,741	(f)
HCA Inc.
6.50%	02/15/20	2,218	2,468
Hewlett-Packard Co.
4.05%	09/15/22	1,416	1,433
Host Hotels & Resorts LP (REIT)
4.75%	03/01/23	3,020	3,129
6.00%	11/01/20	2,587	2,859	(f)
Hughes Satellite Systems Corp.
6.50%	06/15/19	2,756	2,949
Hyundai Capital America
1.63%	10/02/15	2,930	2,931	(a)
2.13%	10/02/17	4,322	4,323	(a)
Ingles Markets Inc.
8.88%	05/15/17	3,443	3,710	(f)
Instituto Costarricense de Electricidad
6.95%	11/10/21	800	888	(a)
Intergas Finance BV
6.38%	05/14/17	300	341	(a)
Jabil Circuit Inc.
4.70%	09/15/22	1,084	1,079
John Deere Capital Corp.
3.15%	10/15/21	2,681	2,860	(f)
JPMorgan Chase & Co.
4.35%	08/15/21	2,950	3,251	(f)
4.50%	01/24/22	2,272	2,520
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	600	719	(a,f)
KazMunayGas National Co.
9.13%	07/02/18	500	647	(a)
11.75%	01/23/15	500	603	(a)
KFW
2.00%	10/04/22	7,325	7,255
Kinder Morgan Energy Partners LP
3.45%	02/15/23	1,458	1,501
5.00%	08/15/42	1,458	1,514
Kinross Gold Corp.
6.88%	09/01/41	914	932
Koninklijke Philips Electronics N.V.
5.00%	03/15/42	1,098	1,237	(f)
Korea Development Bank
3.25%	03/09/16	2,799	2,937	(f)
4.00%	09/09/16	1,627	1,768	(f)

Korea National Oil Corp.
2.88%	11/09/15	2,461	2,560	(a,f)
3.13%	04/03/17	3,058	3,213	(a)
Kraft Foods Group Inc.
1.63%	06/04/15	2,972	3,017	(a)
2.25%	06/05/17	3,059	3,149	(a)
5.00%	06/04/42	2,600	2,901	(a)
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	2,938	3,481	(f)
Levi Strauss & Co.
7.63%	05/15/20	2,633	2,844
Liberty Mutual Group Inc.
4.95%	05/01/22	729	763	(a)
6.50%	05/01/42	1,481	1,603	(a)
Linn Energy LLC
8.63%	04/15/20	2,192	2,400
Listrindo Capital BV
6.95%	02/21/19	700	771	(a)
Lorillard Tobacco Co.
3.50%	08/04/16	2,987	3,162
LyondellBasell Industries N.V.
5.00%	04/15/19	500	531
Majapahit Holding BV
7.75%	10/17/16	650	770	(a)
Marriott International Inc.
3.25%	09/15/22	3,808	3,828
McDonald’s Corp.
1.88%	05/29/19	3,059	3,173
Merck & Company Inc.
2.40%	09/15/22	2,929	2,953
Mexichem SAB de C.V.
4.88%	09/19/22	700	711	(a)
6.75%	09/19/42	700	726	(a)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	3,165	4,049	(f)
Morgan Stanley
5.50%	07/28/21	2,906	3,180
5.75%	01/25/21	1,490	1,635
Mylan Inc.
7.88%	07/15/20	2,928	3,287	(a,f)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723	1,849	(a)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100	102
Newcrest Finance Pty Ltd.
4.20%	10/01/22	2,930	2,950	(a)
Newfield Exploration Co.
5.63%	07/01/24	2,566	2,848
5.75%	01/30/22	2,660	2,973
News America Inc.
6.65%	11/15/37	1,509	1,915
Nexen Inc.
6.40%	05/15/37	3,629	4,607
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	5,770	5,982
Nisource Finance Corp.
3.85%	02/15/23	3,495	3,666

Nordea Bank AB
3.13%	03/20/17	2,382	2,491	(a)
Novartis Capital Corp.
2.40%	09/21/22	3,517	3,558
3.70%	09/21/42	879	909
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	1,583	1,780	(a)
Oglethorpe Power Corp.
5.38%	11/01/40	1,498	1,810
Omnicom Group Inc.
3.63%	05/01/22	4,044	4,271
ONEOK Partners LP
2.00%	10/01/17	2,197	2,238
3.38%	10/01/22	2,196	2,207
6.13%	02/01/41	1,662	1,996
Pacific Gas & Electric Co.
6.05%	03/01/34	2,619	3,442
PacifiCorp
6.25%	10/15/37	2,106	2,886	(f)
PAETEC Holding Corp.
8.88%	06/30/17	3,180	3,450	(f)
Peabody Energy Corp.
6.25%	11/15/21	1,313	1,306	(a,f)
Penerbangan Malaysia Bhd
5.63%	03/15/16	480	543
PepsiCo Inc.
2.75%	03/05/22	4,114	4,271	(f)
Petrobras International Finance Co.
2.88%	02/06/15	1,215	1,249
3.50%	02/06/17	3,784	3,957
3.88%	01/27/16	1,175	1,243
Petroleos Mexicanos
5.50%	06/27/44	583	641
6.00%	03/05/20	1,190	1,422
6.50%	06/02/41	530	661
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	750	801
Petronas Capital Ltd.
5.25%	08/12/19	1,825	2,160	(a)
7.88%	05/22/22	300	428	(a)
Philip Morris International Inc.
2.50%	05/16/16	2,968	3,135
3.88%	08/21/42	2,921	2,936
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	800	1,108	(a)
Pride International Inc.
6.88%	08/15/20	3,013	3,814
Prudential Financial Inc.
5.63%	05/12/41	1,523	1,713
Range Resources Corp.
5.75%	06/01/21	2,660	2,859
Raytheon Co.
1.40%	12/15/14	3,024	3,072
Roche Holdings Inc.
6.00%	03/01/19	4,215	5,292	(a)
Royal Bank of Canada
1.20%	09/19/17	4,395	4,423

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	2,000	2,115	(a)
6.00%	06/03/21	400	406	(a,g)
RZD Capital Ltd.
5.74%	04/03/17	600	665
Santander Holdings USA Inc.
3.00%	09/24/15	1,466	1,483
Schlumberger Investment S.A.
2.40%	08/01/22	4,380	4,336	(a)
Sempra Energy
2.30%	04/01/17	3,846	4,025
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	400	425	(a)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	3,160	3,277	(a)
Smurfit Kappa Acquisitions
4.88%	09/15/18	1,150	1,136	(a)
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	5,795	5,861	(a)
Texas Instruments Inc.
1.65%	08/03/19	2,175	2,185
Textron Inc.
6.20%	03/15/15	2,998	3,293
The ADT Corp.
2.25%	07/15/17	2,037	2,097	(a)
3.50%	07/15/22	2,177	2,262	(a)
4.88%	07/15/42	2,855	3,091	(a)
The AES Corp.
8.00%	10/15/17	2,771	3,201	(f)
The Coca-Cola Co.
3.30%	09/01/21	3,279	3,652
The Goldman Sachs Group Inc.
5.75%	01/24/22	3,890	4,481
6.75%	10/01/37	2,199	2,356
The Potomac Edison Co.
5.35%	11/15/14	1,520	1,643	(f)
Time Warner Cable Inc.
6.75%	07/01/18	3,694	4,646	(f)
Time Warner Inc.
3.15%	07/15/15	1,318	1,407
4.90%	06/15/42	1,071	1,175
Total Capital International S.A.
1.55%	06/28/17	7,264	7,400
2.70%	01/25/23	4,397	4,482
Toyota Motor Credit Corp.
1.75%	05/22/17	3,872	3,978
Transnet SOC Ltd.
4.00%	07/26/22	1,449	1,473	(a)
4.50%	02/10/16	1,200	1,275	(a)
Transocean Inc.
3.80%	10/15/22	1,466	1,474
United Parcel Service Inc.
2.45%	10/01/22	2,930	2,957
United Technologies Corp.
1.80%	06/01/17	1,530	1,587
4.50%	06/01/42	2,294	2,571
Vail Resorts Inc.
6.50%	05/01/19	4,174	4,539	(f)
Verizon Communications Inc.
2.00%	11/01/16	7,584	7,929	(f)

Viacom Inc.
2.50%	12/15/16	3,921	4,130	(f)
Visteon Corp.
6.75%	04/15/19	2,573	2,702	(f)
Vodafone Group PLC
2.50%	09/26/22	2,931	2,927
Walgreen Co.
1.80%	09/15/17	2,050	2,073
3.10%	09/15/22	2,050	2,080
Watson Pharmaceuticals Inc.
1.88%	10/01/17	2,052	2,075
3.25%	10/01/22	1,465	1,484
4.63%	10/01/42	1,172	1,200
Weatherford International Ltd.
4.50%	04/15/22	2,434	2,546
5.95%	04/15/42	2,284	2,403
WellPoint Inc.
1.25%	09/10/15	2,047	2,061
1.88%	01/15/18	2,924	2,946
3.30%	01/15/23	3,290	3,328
Willis Group Holdings PLC
4.13%	03/15/16	2,945	3,126	(f)
Woodside Finance Ltd.
4.50%	11/10/14	5,213	5,529	(a,f)
WPP Finance 2010
3.63%	09/07/22	1,462	1,473
5.13%	09/07/42	1,466	1,446
Xstrata Finance Canada Ltd.
5.80%	11/15/16	2,518	2,845	(a,f)
			743,245
Non-Agency Collateralized Mortgage Obligations—2.8%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	3,040	3,424	(f,g)
5.63%	07/10/46	260	300
5.68%	07/10/46	1,450	1,617
5.92%	02/10/51	350	414	(g)
6.40%	02/10/51	2,270	2,750	(g)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	3,080	3,369	(g)
5.57%	03/11/39	900	907	(f,g)
5.71%	04/12/38	2,750	3,014	(g)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	1,520	1,400
COMM 2006-C7 Mortgage Trust
5.97%	06/10/46	4,470	4,783	(g)
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	1,600	1,763	(g)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	1,587	37	(g)
Credit Suisse Mortgage Capital Certificates
5.53%	02/25/36	386	7	(g)
GS Mortgage Securities Corp. II
3.00%	08/10/44	3,010	3,223	(f)
3.55%	04/10/34	1,720	1,858	(a)
5.47%	08/10/44	1,470	1,665	(a,g)
Impac CMB Trust
2.44%	10/25/34	2,490	2,335	(c)

JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/16/45	2,920	3,203
5.04%	03/15/46	1,720	1,874	(f,g)
5.34%	08/12/37	8,160	8,998	(f,g)
5.44%	05/15/45 - 06/12/47	7,120	8,119	(f)
5.79%	02/12/51	4,230	5,019	(f,g)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	2,230	2,458
5.16%	02/15/31	2,970	3,330
6.06%	06/15/38	1,460	1,687
18.30%	12/15/39	24,782	320	(c)
MASTR Alternative Loans Trust
5.00%	08/25/18	690	63	(e,k)
Merrill Lynch
5.49%	07/12/46	1,450	1,269
Morgan Stanley Capital I Inc.
5.16%	10/12/52	3,500	3,932	(f,g)
5.62%	12/12/49	515	514	(f)
5.90%	10/15/42	2,300	1,927	(f,g)
5.99%	08/12/41	1,190	1,394	(f,g)
6.46%	01/11/43	1,525	1,796	(f,g)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	2,600	2,858	(f,g)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	730	745	(g)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	2,004	40
			82,412
Sovereign Bonds—1.4%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	500	593	(a)
Eskom Holdings SOC Ltd.
5.75%	01/26/21	1,000	1,140	(a,f)
Gabonese Republic
8.20%	12/12/17	400	488
Government of Argentina
2.50%	12/31/38	390	144	(h)
8.28%	12/31/33	278	207
Government of Colombia
4.38%	07/12/21	700	806
Government of Croatia
6.38%	03/24/21	2,500	2,773	(a,f)
Government of Dominican Republic
7.50%	05/06/21	1,000	1,127	(a,f)
Government of El Salvador
7.65%	06/15/35	1,130	1,263	(a,f)
Government of Ghana Republic
8.50%	10/04/17	1,200	1,410	(a,f)
Government of Hungary
4.75%	02/03/15	395	395
6.25%	01/29/20	1,422	1,543
7.63%	03/29/41	1,014	1,146	(f)
Government of Indonesia
4.88%	05/05/21	800	916	(a)
11.63%	03/04/19	247	377	(a)

Government of Lebanon
4.00%	12/31/17	172	169
5.15%	11/12/18	518	514
6.10%	10/04/22	518	524
Government of Lithuania
6.13%	03/09/21	50	60	(a)
6.75%	01/15/15	1,100	1,210	(a)
Government of Mexico
4.75%	03/08/44	2,840	3,159
5.75%	10/12/49	524	626
6.05%	01/11/40	600	799
Government of Panama
6.70%	01/26/36	404	568	(f)
Government of Peru
6.55%	03/14/37	1,624	2,391
7.35%	07/21/25	500	733
Government of Philippines
4.00%	01/15/21	1,200	1,341
6.38%	01/15/32	1,800	2,435
Government of Poland
3.00%	03/17/23	493	484
5.00%	03/23/22	1,588	1,842
6.38%	07/15/19	268	331
Government of Romania
6.75%	02/07/22	1,106	1,244	(a)
Government of Serbia Republic
7.25%	09/28/21	800	846	(a)
Government of South Africa
6.25%	03/08/41	500	660
Government of Sri Lanka
7.40%	01/22/15	700	760	(a,f)
8.25%	10/24/12	500	502
Government of Turkey
5.13%	03/25/22	1,000	1,101
6.88%	03/17/36	533	676
Government of Ukraine
6.25%	06/17/16	1,000	961	(a)
9.25%	07/24/17	400	420	(a)
Government of Uruguay
6.88%	09/28/25	473	643
Government of Venezuela
10.75%	09/19/13	1,669	1,711	(f)
Government of Vietnam
1.50%	03/12/16	159	145	(g)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	1,800	1,894	(a)
7.50%	03/31/30	429	542	(h)
			43,619
Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	2,105	2,454	(f)
Municipal Electric Authority of Georgia
6.64%	04/01/57	1,705	1,980
New Jersey State Turnpike Authority
7.41%	01/01/40	2,590	3,822
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	1,016
Port Authority of New York & New Jersey
4.46%	10/01/62	3,295	3,316

South Carolina State Public Service Authority
6.45%	01/01/50	1,495	2,031
State of California
5.70%	11/01/21	2,075	2,356
			16,975
FNMA—0.0%*
Lehman TBA
5.50%	TBA	1,893	—	**(b,j,l)
Total Bonds and Notes (Cost $2,483,245)			2,556,441
Other Investments—0.2%
GEI Investment Fund (Cost $5,394)			6,635	(i)
Total Investment in Securities (Cost $2,488,639)			2,563,076

		Principal Amount	Fair Value
Short-Term Investments—23.6%
Time Deposit—3.4%
State Street Corp.
0.01%	10/01/12	$99,879	$99,879	(d)
Federal Agencies—13.1%
Federal Home Loan Bank Discount Notes
0.00%	10/03/12	54,000	54,000	(c)
0.07%	11/02/12 - 11/07/12	100,000	99,996	(c)
0.10%	10/19/12	43,614	43,612	(c)
0.14%	11/09/12	20,000	19,999	(c)
Federal Home Loan Mortgage Corp. Discount Notes
0.01%	10/15/12	92,878	92,877	(c)
0.04%	11/05/12	30,000	29,999	(c)
0.08%	11/20/12	18,000	17,999	(c)
Federal National Mortgage Assoc. Discount Notes
0.00%	10/03/12	30,000	30,000	(c)
			388,482
U.S. Treasuries—7.1%
U.S. Treasury Bills
0.06%	10/18/12	50,000	49,999	(c)
0.09%	12/13/12	120,000	119,984	(c)
0.11%	03/14/13	40,000	39,977	(c)
			209,960
Total Short-Term Investments (Cost $698,295)			698,321
Total Investments (Cost $3,186,932)			3,261,397
Liabilities in Excess of Other Assets, net—(10.1)%			(299,433)

NET ASSETS - 100.0%			$2,961,964

Other Information

The Fund had the following long futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Note Futures	December 2012	279	$61,528	$27
5 Yr. U.S. Treasury Note Futures	December 2012	3214	400,570	1,622
30 Yr. U.S. Treasury Bond Futures	December 2012	95	14,191	320

				$1,969

The Fund had the following short futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2012	701	$(115,818)	$175
10 Yr. U.S. Treasury Note Futures	December 2012	1646	(219,715)	(965)

				$(790)

				$1,179

Notes to Schedules of Investments (dollars in thousands) – September 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to $185,829 or 6.27% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(e)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	At September 30, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(g)	Variable or Floating rate security. The stated rate represents the rate at September 30, 2012.

(h)	Step coupon bond. Security becomes interest bearing at a future date.

(i)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

(j)	Securities in default.

(k)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of September 30, 2012.

*	Less than 0.05%

**	Par value is less than $500.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$766,968	$—	$766,968
	Agency Mortgage Backed	—	882,376	—	882,376
	Agency CMOs	—	13,611	—	13,611
	Asset Backed	—	7,235	—	7,235
	Corporate Notes	—	743,245	—	743,245
	Non-Agency CMOs	—	82,412	—	82,412
	Sovereign Bonds	—	43,619	—	43,619
	Municipal Notes and Bonds	—	16,975	—	16,975
	Other Investments	—	6,635	—	6,635
	Short-Term Investments	—	698,321	—	698,321

	Total Investments in Securities	$—	$3,261,397	$—	$3,261,397

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$2,144	$—	$—	$2,144
	Futures Contracts — Unrealized Depreciation	(965)	—	—	(965)

	Total Other Financial Instruments	$1,179	$—	$—	$1,179

†	See Schedule of Investments for Industry Classification

*	-Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2012, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation
GE S&S Income Fund	$3,198,436	$85,564	$(22,603)	$62,961

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: November 16, 2012

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE S&S Funds

Date: November 16, 2012